Consolidated Statements of Cash Flows $ in Thousands		12 Months Ended
		Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Operating activities:
Net (loss) income for the year		$ (18,934)	$ 17,152
Adjustments:
Net financing expenses		40,564	52,219
Depreciation and depletion		79,441	44,634
Share-based payment expense		1,685	1,582
Derivative losses (gains)		247	(3,178)
Foreign exchange losses (gains)		32,474	(30,035)
Current income taxes	[1]	1,148	0
Deferred income taxes		2,970	0
Income taxes paid		(574)	0
Adjustments		139,021	82,374
Changes in non-cash operating working capital:
Amounts receivable		842	(643)
Prepaid expenses and other		2,314	(2,146)
Inventories		(15,633)	(53,534)
Accounts payable and accrued liabilities		9,359	16,600
Cash flows from (used in) operating activities		135,903	42,651
Investing activities:
Restricted cash		0	83,878
Pre-production sales capitalized		0	67,493
Interest income		582	1,081
Capitalized interest paid		0	(5,451)
Purchase of property, plant and equipment		(76,062)	(105,824)
Cash acquired and transaction costs on asset acquisition of Kennady Diamonds Inc.		(4,193)	0
Cash flows from (used in) investing activities		(79,673)	41,177
Financing activities:
Loan facility proceeds		0	32,403
Repayment of loan facility		0	(458,888)
Secured notes payable		0	424,365
Repurchase of secured notes		(26,366)	0
Financing costs		(33,371)	(48,150)
Payment of dividends		(8,400)	0
Proceeds from option exercises		0	1,577
Cash flows from (used in) financing activities		(68,137)	(48,693)
Effect of foreign exchange rate changes on cash		(514)	1,150
(Decrease) increase in cash		(12,421)	36,285
Cash, beginning of year		43,129	6,844
Cash, end of year		$ 30,708	$ 43,129

[1]	In the current income tax expense, $574 has been paid in the year ended December 31, 2018, with the remaining $574 still outstanding, and presented as income taxes payable.